Schedule of investments
Delaware Ivy VIP Natural Resources
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Closed-Ended Trust – 3.34%
Sprott Physical Uranium Trust †	313,326	$ 3,699,531
Total Closed-Ended Trust (cost $3,833,832)		3,699,531

Common Stocks – 91.93%Δ
Australia − 3.67%
BHP Group	163,274	4,058,687
		4,058,687
Brazil − 5.82%
ERO Copper †	249,963	2,763,192
Wheaton Precious Metals	113,450	3,671,242
		6,434,434
Canada − 11.15%
Hudbay Minerals	529,605	2,134,308
Kinross Gold	413,128	1,553,361
Li-Cycle Holdings *, †	226,245	1,203,624
Nutrien *	53,678	4,475,672
Pan American Silver	113,997	1,812,266
Parex Resources	79,630	1,162,730
		12,341,961
Hong Kong − 0.00%
China Metal Recycling Holdings	1,900,000	0
		0
Netherlands − 3.61%
Shell	160,913	3,991,919
		3,991,919
South Africa − 2.27%
Anglo American	83,577	2,509,468
		2,509,468
United States − 65.41%
Alcoa	34,809	1,171,671
Archaea Energy †	213,403	3,843,388
Archer-Daniels-Midland	31,399	2,526,050
Arcosa	68,856	3,937,186
Bunge	33,266	2,746,774
CF Industries Holdings	36,570	3,519,863
Chesapeake Energy *	74,805	7,047,379
Chord Energy	8,668	1,185,522
Darling Ingredients †	28,269	1,869,994
Denbury †	57,773	4,983,499
Enviva	33,587	2,017,235
EOG Resources	25,146	2,809,563
EQT	145,873	5,944,325
Kimbell Royalty Partners	239,426	4,065,453
Louisiana-Pacific	28,880	1,478,367
Newmont	68,520	2,879,896
	Number ofshares	Value (US $)
Common StocksΔ (continued)
United States (continued)
NuScale Power *, †	140,793	$ 1,644,462
Occidental Petroleum	43,313	2,661,584
Schlumberger	91,476	3,283,988
Sunrun *, †	59,437	1,639,867
Unit †	46,835	2,494,900
Valaris †	42,010	2,055,969
Valero Energy	41,429	4,426,689
Weyerhaeuser	75,206	2,147,883
		72,381,507
Total Common Stocks (cost $108,946,250)		101,717,976

Short-Term Investments – 4.73%
Money Market Mutual Funds – 4.73%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	1,308,251	1,308,251
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	1,308,251	1,308,251
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	1,308,250	1,308,250
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	1,308,250	1,308,250
Total Short-Term Investments (cost $5,233,002)		5,233,002
Total Value of Securities Before Securities Lending Collateral−100.00% (cost $118,013,084)		110,650,509

Securities Lending Collateral – 6.41%
Money Market Mutual Fund − 6.41%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	7,096,094	7,096,094
Total Securities Lending Collateral (cost $7,096,094)		7,096,094
Total Value of Securities−106.41% (cost $125,109,178)		117,746,603■

NQ-IV074 [9/22] 11/22 (2605211)    1

Schedule of investments
Delaware Ivy VIP Natural Resources   (Unaudited)
Obligation to Return Securities Lending Collateral — (6.41%)	(7,096,094)
Receivables and Other Assets Net of Liabilities — 0.00%	4,675
Net Assets Applicable to 25,226,970 Shares Outstanding — 100.00%	$110,655,184

†	Non-income producing security.
Δ	Securities have been classified by country of risk.
*	Fully or partially on loan.
■	Includes $13,288,676 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $6,642,124.
The following foreign currency exchange contracts were outstanding at September 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
BNYM	CAD	12,331	USD	(16,921)	10/3/22	$82
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Portfolio's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.
Summary of abbreviations:
BNYM – Bank of New York Mellon
Summary of currencies:
CAD – Canadian Dollar
USD – US Dollar
2    NQ-IV074 [9/22] 11/22 (2605211)